Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Loans
Reverse repos	£ 24,718	£ 19,404
Collateral given	12,955	18,760
Other loans	1,154	1,611
Total loans	38,827	39,775
Securities
Financial institutions and corporate	3,812	3,446
Total securities	31,368	29,215
Total	70,195	68,990
Deposits
Repos	23,720	19,036
Collateral received	17,165	23,229
Other deposits	1,646	1,804
Total deposits	42,531	44,069
Debt securities in issue	1,205	1,408
Short positions	32,111	26,779
Total	75,847	72,256
UK
Securities
Central and local government securities	5,121	4,184
USA
Securities
Central and local government securities	4,088	5,149
Other
Securities
Central and local government securities	£ 18,347	£ 16,436